Tax Matters - Narrative (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 jurisdiction	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Undistributed earnings of foreign subsidiaries	$ 74,000,000,000
Unrecognized tax benefits excluding associated interest	4,700,000,000	4,400,000,000
Number of tax jurisdiction associated with uncertain tax positions	1
Deferred tax assets associated with unrecognized tax benefits	1,500,000,000	1,700,000,000
Unrecognized tax benefits, interest on income taxes expense	40,000,000	16,000,000	120,000,000
Unrecognized tax benefits, interest on income taxes accrued	643,000,000	621,000,000
Unrecognized accrued interest decrease as a result of cash payments	18,000,000	120,000,000
Significant change in unrecognized tax benefits is reasonably possible, amount of unrecorded benefit		100,000,000
Noncurrent Deferred Tax Assets And Other Noncurrent Tax Assets [Member]
Income Tax Contingency [Line Items]
Deferred tax assets associated with unrecognized tax benefits	966,000,000	926,000,000
Deferred Tax Liabilities, Net, Noncurrent [Member]
Income Tax Contingency [Line Items]
Deferred tax assets associated with unrecognized tax benefits	527,000,000	766,000,000
Income Taxes Payable [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits, interest on income taxes accrued	15,000,000	14,000,000
Current Deferred Tax Assets And Other Current Tax Assets [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits, interest on income taxes accrued		12,000,000
Other Taxes Payable [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits, interest on income taxes accrued	$ 628,000,000	$ 595,000,000